Description of Plan - Forfeited Accounts (Details) - SiteOne Savings and Investment Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Description of Plan
Forfeited non-vested accounts	$ 50,136	$ 775,320
Amount of forfeited nonvested accounts used to offset employer contributions	2,238,093
Amount of forfeited nonvested accounts used to pay administrative expenses	$ 113,947